UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2023

Item 1.

Reports to Stockholders

Fidelity® Short-Term Treasury Bond Index Fund
Fidelity® Intermediate Treasury Bond Index Fund
Fidelity® Long-Term Treasury Bond Index Fund

Semi-Annual Report
August 31, 2023

Contents

Fidelity® Short-Term Treasury Bond Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Intermediate Treasury Bond Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Long-Term Treasury Bond Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Short-Term Treasury Bond Index Fund
Investment Summary August 31, 2023 (Unaudited)
Coupon Distribution (% of Fund's Investments)

0.01 - 0.99%	41.8
1 - 1.99%	23.1
2 - 2.99%	13.3
3 - 3.99%	5.7
4 - 4.99%	6.5
6 - 6.99%	3.7
7 - 7.99%	2.0
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Asset Allocation (% of Fund's net assets)

Fidelity® Short-Term Treasury Bond Index Fund
Schedule of Investments August 31, 2023 (Unaudited) Showing Percentage of Net Assets
U.S. Government and Government Agency Obligations - 99.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Obligations - 99.1%
U.S. Treasury Bonds:
6% 2/15/26	90,800,000	93,481,438
6.5% 11/15/26	15,700,000	16,624,828
6.625% 2/15/27	43,850,000	46,861,262
7.5% 11/15/24	81,650,000	83,853,912
U.S. Treasury Notes:
0.125% 10/15/23	34,000	33,782
0.125% 1/15/24	685,000	671,889
0.25% 11/15/23	49,000	48,483
0.25% 5/15/24	4,000	3,857
0.25% 6/15/24	4,052,000	3,892,453
0.25% 5/31/25	70,999,000	65,424,470
0.25% 6/30/25 (b)	186,797,000	171,663,516
0.25% 7/31/25	66,709,000	61,109,092
0.25% 8/31/25	1,777,000	1,622,484
0.25% 9/30/25	73,948,000	67,373,561
0.25% 10/31/25	65,108,000	59,108,399
0.375% 7/15/24	3,789,000	3,628,116
0.375% 9/15/24	28,200,000	26,793,305
0.375% 4/30/25	48,530,000	44,971,765
0.375% 11/30/25	74,272,000	67,413,445
0.375% 12/31/25	101,056,000	91,566,210
0.375% 1/31/26	53,641,000	48,413,098
0.375% 7/31/27	69,145,000	59,264,828
0.375% 9/30/27	57,950,000	49,397,848
0.5% 3/31/25	30,156,000	28,089,843
0.5% 2/28/26	156,251,000	141,077,562
0.5% 5/31/27	38,450,000	33,307,313
0.5% 6/30/27	42,550,000	36,767,521
0.5% 8/31/27	4,638,000	3,985,057
0.5% 10/31/27	41,550,000	35,500,904
0.625% 10/15/24	68,350,000	64,903,131
0.625% 7/31/26	88,662,000	79,286,686
0.625% 3/31/27	42,900,000	37,547,555
0.625% 11/30/27	17,100,000	14,653,898
0.625% 12/31/27	72,400,000	61,893,515
0.75% 11/15/24	31,100,000	29,480,613
0.75% 3/31/26	37,599,000	34,124,030
0.75% 4/30/26	111,232,000	100,595,440
0.75% 5/31/26	28,334,000	25,553,726
0.75% 8/31/26	99,555,000	89,128,947
0.75% 1/31/28	70,000,000	60,038,672
0.875% 6/30/26	58,618,000	52,987,466
0.875% 9/30/26	6,650,000	5,967,596
1% 12/15/24	26,845,000	25,449,270
1% 7/31/28	75,250,000	64,397,539
1.125% 1/15/25	49,688,000	47,050,266
1.125% 2/28/25	33,469,000	31,569,373
1.125% 10/31/26	52,000,000	46,877,188
1.125% 2/29/28	6,900,000	6,007,043
1.25% 8/31/24	2,718,000	2,608,961
1.25% 11/30/26	33,550,000	30,301,154
1.25% 12/31/26	54,250,000	48,926,719
1.25% 3/31/28	77,550,000	67,774,459
1.25% 4/30/28	62,800,000	54,768,469
1.25% 5/31/28	189,650,000	165,091,806
1.375% 1/31/25	19,747,000	18,738,823
1.5% 9/30/24	25,352,000	24,341,881
1.5% 10/31/24	62,498,000	59,858,924
1.5% 11/30/24	20,762,000	19,831,765
1.5% 2/15/25	650,000	617,145
1.5% 1/31/27	43,913,000	39,832,179
1.625% 10/31/23	1,735,000	1,724,224
1.625% 2/15/26	18,261,000	16,974,170
1.625% 5/15/26	1,845,000	1,706,193
1.625% 10/31/26	57,250,000	52,428,477
1.75% 12/31/24	116,456,000	111,333,755
1.875% 8/31/24	3,571,000	3,449,921
1.875% 7/31/26	8,900,000	8,255,793
1.875% 2/28/27	23,400,000	21,466,758
2% 4/30/24	1,027,000	1,004,334
2% 5/31/24	28,000	27,297
2% 6/30/24	3,977,000	3,867,788
2% 2/15/25	7,900,000	7,556,844
2% 8/15/25	22,242,000	21,055,181
2.125% 11/30/23	45,000	44,634
2.125% 7/31/24	3,576,000	3,471,653
2.125% 9/30/24	17,000	16,428
2.125% 11/30/24	37,262,000	35,866,130
2.125% 5/15/25	12,159,000	11,591,422
2.125% 5/31/26	2,400,000	2,248,969
2.25% 12/31/23	1,861,000	1,841,736
2.25% 4/30/24	29,000	28,401
2.25% 10/31/24	2,533,000	2,446,918
2.25% 11/15/24	31,103,000	30,013,180
2.25% 12/31/24	2,818,000	2,711,995
2.25% 11/15/25	34,438,000	32,625,969
2.25% 8/15/27	14,900,000	13,757,473
2.25% 11/15/27	24,300,000	22,345,559
2.5% 5/15/24	24,000	23,511
2.5% 1/31/25	2,729,000	2,630,820
2.5% 3/31/27	35,100,000	32,889,797
2.625% 12/31/23	14,000	13,870
2.625% 4/15/25	49,000,000	47,166,328
2.625% 12/31/25	1,150,000	1,097,127
2.625% 1/31/26	79,600,000	75,846,984
2.625% 5/31/27	58,650,000	55,053,106
2.75% 11/15/23	33,000	32,818
2.75% 2/28/25	36,148,000	34,929,417
2.75% 6/30/25	34,100,000	32,805,266
2.75% 4/30/27	15,400,000	14,535,555
2.75% 7/31/27	14,000,000	13,179,141
2.75% 2/15/28	31,500,000	29,511,563
2.875% 10/31/23	30,000	29,878
2.875% 11/30/23	675,000	670,729
2.875% 11/30/25	29,550,000	28,374,926
3% 6/30/24	3,900,000	3,823,980
3% 7/15/25	7,450,000	7,195,652
3.125% 8/15/25	30,400,000	29,410,813
3.125% 8/31/27	6,444,000	6,148,986
3.25% 8/31/24	3,550,000	3,476,643
3.25% 6/30/27	47,600,000	45,696,000
3.5% 1/31/28	79,350,000	76,730,830
3.75% 4/15/26	11,500,000	11,251,582
3.875% 11/30/27	56,350,000	55,315,449
4% 12/15/25	26,650,000	26,219,019
4% 2/29/28	7,500,000	7,407,715
4.125% 6/15/26	37,400,000	36,967,563
4.125% 9/30/27	20,800,000	20,607,438
4.125% 10/31/27	28,100,000	27,837,660
4.375% 8/31/28	120,850,000	121,595,872
4.5% 11/30/24	32,050,000	31,762,051

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,193,531,720)		4,042,253,771

Money Market Funds - 4.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (c)	25,379,453	25,384,529
Fidelity Securities Lending Cash Central Fund 5.44% (c)(d)	140,083,179	140,097,188
TOTAL MONEY MARKET FUNDS (Cost $165,481,717)		165,481,717

TOTAL INVESTMENT IN SECURITIES - 103.1% (Cost $4,359,013,437)	4,207,735,488
NET OTHER ASSETS (LIABILITIES) - (3.1)%	(128,383,805)
NET ASSETS - 100.0%	4,079,351,683

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	10,146,929	321,540,723	306,303,123	254,796	-	-	25,384,529	0.1%
Fidelity Securities Lending Cash Central Fund 5.44%	201,134,716	181,985,631	243,023,159	9,696	-	-	140,097,188	0.5%
Total	211,281,645	503,526,354	549,326,282	264,492	-	-	165,481,717

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	4,042,253,771	-	4,042,253,771	-

Money Market Funds	165,481,717	165,481,717	-	-
Total Investments in Securities:	4,207,735,488	165,481,717	4,042,253,771	-
Fidelity® Short-Term Treasury Bond Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		August 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $137,329,614) - See accompanying schedule:
Unaffiliated issuers (cost $4,193,531,720)	$4,042,253,771
Fidelity Central Funds (cost $165,481,717)	165,481,717

Total Investment in Securities (cost $4,359,013,437)		$4,207,735,488
Receivable for investments sold		166,662,188
Receivable for fund shares sold		1,853,679
Interest receivable		13,780,133
Distributions receivable from Fidelity Central Funds		50,967
Total assets		4,390,082,455
Liabilities
Payable for investments purchased	$167,883,209
Payable for fund shares redeemed	1,627,998
Distributions payable	1,020,892
Accrued management fee	101,485
Collateral on securities loaned	140,097,188
Total Liabilities		310,730,772
Net Assets		$4,079,351,683
Net Assets consist of:
Paid in capital		$4,316,153,759
Total accumulated earnings (loss)		(236,802,076)
Net Assets		$4,079,351,683
Net Asset Value, offering price and redemption price per share ($4,079,351,683 ÷ 411,444,845 shares)		$9.91

Statement of Operations
		Six months ended August 31, 2023 (Unaudited)
Investment Income
Interest		$54,728,836
Income from Fidelity Central Funds (including $9,696 from security lending)		264,492
Total Income		54,993,328
Expenses
Management fee	$583,868
Independent trustees' fees and expenses	6,597
Total expenses before reductions	590,465
Expense reductions	(32)
Total expenses after reductions		590,433
Net Investment income (loss)		54,402,895
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(40,907,952)
Total net realized gain (loss)		(40,907,952)
Change in net unrealized appreciation (depreciation) on investment securities		62,218,652
Net gain (loss)		21,310,700
Net increase (decrease) in net assets resulting from operations		$75,713,595
Statement of Changes in Net Assets

	Six months ended August 31, 2023 (Unaudited)	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$54,402,895	$61,541,099
Net realized gain (loss)	(40,907,952)	(89,024,350)
Change in net unrealized appreciation (depreciation)	62,218,652	(132,404,510)
Net increase (decrease) in net assets resulting from operations	75,713,595	(159,887,761)
Distributions to shareholders	(27,988,819)	(45,142,094)

Share transactions
Proceeds from sales of shares	1,333,284,928	3,110,410,601
Reinvestment of distributions	22,563,339	35,908,118
Cost of shares redeemed	(1,585,469,137)	(2,591,370,911)

Net increase (decrease) in net assets resulting from share transactions	(229,620,870)	554,947,808
Total increase (decrease) in net assets	(181,896,094)	349,917,953

Net Assets
Beginning of period	4,261,247,777	3,911,329,824
End of period	$4,079,351,683	$4,261,247,777

Other Information
Shares
Sold	133,922,211	313,032,641
Issued in reinvestment of distributions	2,267,949	3,615,322
Redeemed	(158,590,528)	(259,451,335)
Net increase (decrease)	(22,400,368)	57,196,628

Financial Highlights
Fidelity® Short-Term Treasury Bond Index Fund

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.82	$10.38	$10.76	$10.72	$10.30	$10.22
Income from Investment Operations
Net investment income (loss) B,C	.139	.164	.087	.127	.217	.191
Net realized and unrealized gain (loss)	.022	(.606)	(.333)	.068	.402	.065
Total from investment operations	.161	(.442)	(.246)	.195	.619	.256
Distributions from net investment income	(.071)	(.118)	(.086)	(.125)	(.199)	(.176)
Distributions from net realized gain	-	-	(.048)	(.030)	-	-
Total distributions	(.071)	(.118)	(.134)	(.155)	(.199)	(.176)
Net asset value, end of period	$9.91	$9.82	$10.38	$10.76	$10.72	$10.30
Total Return D,E	1.64%	(4.26)%	(2.31)%	1.82%	6.06%	2.53%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.03% H	.03%	.03%	.03%	.03%	.03%
Expenses net of fee waivers, if any	.03% H	.03%	.03%	.03%	.03%	.03%
Expenses net of all reductions	.03% H	.03%	.03%	.03%	.03%	.03%
Net investment income (loss)	2.78% H	1.65%	.82%	1.17%	2.07%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$4,079,352	$4,261,248	$3,911,330	$3,870,957	$2,570,535	$1,886,881
Portfolio turnover rate I	81% H	60%	48%	54%	46%	46%

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Intermediate Treasury Bond Index Fund
Investment Summary August 31, 2023 (Unaudited)
Coupon Distribution (% of Fund's Investments)

0.01 - 0.99%	15.7
1 - 1.99%	37.8
2 - 2.99%	15.4
3 - 3.99%	17.6
4 - 4.99%	5.0
5 - 5.99%	4.8
6 - 6.99%	3.1
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Asset Allocation (% of Fund's net assets)

Fidelity® Intermediate Treasury Bond Index Fund
Schedule of Investments August 31, 2023 (Unaudited) Showing Percentage of Net Assets
U.S. Government and Government Agency Obligations - 99.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Obligations - 99.2%
U.S. Treasury Bonds:
5.25% 11/15/28	66,871,000	69,827,952
5.25% 2/15/29	214,194,000	224,209,242
5.375% 2/15/31	59,700,000	64,310,426
5.5% 8/15/28	41,000	43,183
6.125% 8/15/29	138,750,000	152,245,605
6.25% 5/15/30	73,054,000	81,654,967
6.375% 8/15/27	3,000	3,214
6.625% 2/15/27	315,000	336,632
U.S. Treasury Notes:
0.375% 7/31/27	17,000	14,571
0.375% 9/30/27	28,000	23,868
0.5% 4/30/27	48,000	41,700
0.5% 5/31/27	4,496,000	3,894,660
0.5% 6/30/27	26,000	22,467
0.5% 10/31/27	38,000	32,468
0.625% 11/30/27	115,000	98,550
0.625% 12/31/27	2,000	1,710
0.625% 5/15/30	319,155,000	253,192,144
0.625% 8/15/30	516,322,000	406,825,433
0.75% 1/31/28	4,943,000	4,239,588
0.875% 11/15/30	639,741,000	512,092,676
1% 7/31/28	1,043,000	892,580
1.125% 2/15/31	315,488,000	256,321,677
1.25% 3/31/28	77,000	67,294
1.25% 4/30/28	3,695,000	3,222,444
1.25% 5/31/28	34,000	29,597
1.25% 6/30/28	6,223,000	5,406,717
1.25% 9/30/28	153,750,000	132,687,451
1.25% 8/15/31	411,908,000	332,615,710
1.375% 10/31/28	82,750,000	71,730,674
1.375% 12/31/28	265,150,000	229,033,669
1.375% 11/15/31	360,735,000	292,350,354
1.5% 11/30/28	176,150,000	153,436,284
1.5% 2/15/30	317,987,000	269,754,830
1.625% 8/15/29	280,176,000	242,636,792
1.625% 5/15/31	159,966,000	133,990,271
1.75% 1/31/29	187,020,000	164,446,103
1.75% 11/15/29	253,086,000	220,085,960
1.875% 2/28/29	98,082,000	86,729,775
1.875% 2/15/32	296,922,000	249,508,248
2.25% 8/15/27	3,419,000	3,156,832
2.375% 5/15/27	1,219,000	1,134,432
2.375% 3/31/29	160,125,000	145,219,614
2.375% 5/15/29	255,148,000	231,108,274
2.625% 2/15/29	46,053,000	42,397,543
2.625% 7/31/29	149,350,000	136,783,598
2.75% 5/31/29	64,500,000	59,581,875
2.75% 8/15/32	273,450,000	245,453,421
2.875% 5/15/28	20,000	18,796
2.875% 4/30/29	45,236,000	42,103,054
2.875% 5/15/32	275,400,000	250,280,507
3.125% 11/15/28	195,940,000	185,523,034
3.125% 8/31/29	62,800,000	59,108,047
3.25% 6/30/29	134,750,000	127,791,426
3.375% 5/15/33	396,350,000	373,374,086
3.5% 2/15/33	432,950,000	412,317,227
3.625% 3/31/30	91,350,000	88,238,391
3.875% 9/30/29	14,550,000	14,258,432
3.875% 11/30/29	38,250,000	37,483,506
3.875% 12/31/29	26,700,000	26,162,871
4% 10/31/29	14,700,000	14,503,043
4% 2/28/30	43,100,000	42,551,148
4% 7/31/30	37,450,000	37,005,281
4.125% 11/15/32	279,600,000	279,468,938

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,932,471,896)		7,473,080,862

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (b) (Cost $57,766,856)	57,755,305	57,766,856

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $7,990,238,752)	7,530,847,718
NET OTHER ASSETS (LIABILITIES) - 0.1%	3,974,046
NET ASSETS - 100.0%	7,534,821,764

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	24,956,860	528,455,669	495,645,673	755,389	-	-	57,766,856	0.1%
Fidelity Securities Lending Cash Central Fund 5.44%	-	793,727,677	793,727,677	32,318	-	-	-	0.0%
Total	24,956,860	1,322,183,346	1,289,373,350	787,707	-	-	57,766,856

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	7,473,080,862	-	7,473,080,862	-

Money Market Funds	57,766,856	57,766,856	-	-
Total Investments in Securities:	7,530,847,718	57,766,856	7,473,080,862	-
Fidelity® Intermediate Treasury Bond Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		August 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $7,932,471,896)	$7,473,080,862
Fidelity Central Funds (cost $57,766,856)	57,766,856

Total Investment in Securities (cost $7,990,238,752)		$7,530,847,718
Receivable for investments sold		358,418,494
Receivable for fund shares sold		8,683,681
Interest receivable		32,678,861
Distributions receivable from Fidelity Central Funds		225,545
Total assets		7,930,854,299
Liabilities
Payable for investments purchased	$388,772,412
Payable for fund shares redeemed	5,044,145
Distributions payable	2,032,220
Accrued management fee	183,758
Total Liabilities		396,032,535
Net Assets		$7,534,821,764
Net Assets consist of:
Paid in capital		$8,287,081,966
Total accumulated earnings (loss)		(752,260,202)
Net Assets		$7,534,821,764
Net Asset Value, offering price and redemption price per share ($7,534,821,764 ÷ 791,144,072 shares)		$9.52

Statement of Operations
		Six months ended August 31, 2023 (Unaudited)
Investment Income
Interest		$100,474,791
Income from Fidelity Central Funds (including $32,318 from security lending)		787,707
Total Income		101,262,498
Expenses
Management fee	$987,665
Independent trustees' fees and expenses	10,036
Total expenses before reductions	997,701
Expense reductions	(6)
Total expenses after reductions		997,695
Net Investment income (loss)		100,264,803
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(126,158,088)
Total net realized gain (loss)		(126,158,088)
Change in net unrealized appreciation (depreciation) on investment securities		48,714,839
Net gain (loss)		(77,443,249)
Net increase (decrease) in net assets resulting from operations		$22,821,554
Statement of Changes in Net Assets

	Six months ended August 31, 2023 (Unaudited)	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$100,264,803	$87,716,548
Net realized gain (loss)	(126,158,088)	(204,344,494)
Change in net unrealized appreciation (depreciation)	48,714,839	(394,241,058)
Net increase (decrease) in net assets resulting from operations	22,821,554	(510,869,004)
Distributions to shareholders	(71,624,353)	(74,113,793)

Share transactions
Proceeds from sales of shares	2,887,527,427	4,023,207,126
Reinvestment of distributions	60,778,361	62,294,822
Cost of shares redeemed	(1,007,179,282)	(2,254,532,105)

Net increase (decrease) in net assets resulting from share transactions	1,941,126,506	1,830,969,843
Total increase (decrease) in net assets	1,892,323,707	1,245,987,046

Net Assets
Beginning of period	5,642,498,057	4,396,511,011
End of period	$7,534,821,764	$5,642,498,057

Other Information
Shares
Sold	297,630,776	407,895,188
Issued in reinvestment of distributions	6,269,931	6,332,883
Redeemed	(103,507,729)	(228,090,762)
Net increase (decrease)	200,392,978	186,137,309

Financial Highlights
Fidelity® Intermediate Treasury Bond Index Fund

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.55	$10.87	$11.38	$11.65	$10.54	$10.37
Income from Investment Operations
Net investment income (loss) B,C	.147	.196	.151	.174	.255	.258
Net realized and unrealized gain (loss)	(.072)	(1.352)	(.443)	(.092)	1.092	.153
Total from investment operations	.075	(1.156)	(.292)	.082	1.347	.411
Distributions from net investment income	(.105)	(.164)	(.148)	(.171)	(.237)	(.241)
Distributions from net realized gain	-	-	(.070)	(.181)	-	-
Total distributions	(.105)	(.164)	(.218)	(.352)	(.237)	(.241)
Net asset value, end of period	$9.52	$9.55	$10.87	$11.38	$11.65	$10.54
Total Return D,E	.77%	(10.67)%	(2.60)%	.63%	12.91%	4.02%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.03% H	.03%	.03%	.03%	.03%	.03%
Expenses net of fee waivers, if any	.03% H	.03%	.03%	.03%	.03%	.03%
Expenses net of all reductions	.03% H	.03%	.03%	.03%	.03%	.03%
Net investment income (loss)	3.03% H	1.97%	1.35%	1.46%	2.30%	2.47%
Supplemental Data
Net assets, end of period (000 omitted)	$7,534,822	$5,642,498	$4,396,511	$4,571,767	$3,508,883	$2,292,750
Portfolio turnover rate I	46% H	41%	54%	56%	58%	65%

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Long-Term Treasury Bond Index Fund
Investment Summary August 31, 2023 (Unaudited)
Coupon Distribution (% of Fund's Investments)

1 - 1.99%	20.2
2 - 2.99%	29.9
3 - 3.99%	39.2
4 - 4.99%	9.4
5 - 5.99%	0.3
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Asset Allocation (% of Fund's net assets)

Fidelity® Long-Term Treasury Bond Index Fund
Schedule of Investments August 31, 2023 (Unaudited) Showing Percentage of Net Assets
U.S. Government and Government Agency Obligations - 99.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Obligations - 99.1%
U.S. Treasury Bonds:
1.125% 5/15/40	44,059,000	27,287,322
1.125% 8/15/40	89,354,000	54,858,469
1.25% 5/15/50	121,953,000	63,744,261
1.375% 11/15/40	120,088,000	76,663,992
1.375% 8/15/50	195,345,000	105,585,498
1.625% 11/15/50	59,531,000	34,434,963
1.75% 8/15/41	87,455,000	58,762,244
1.875% 2/15/41	142,248,000	98,717,890
1.875% 2/15/51	166,060,000	102,444,749
1.875% 11/15/51	198,350,000	121,876,772
2% 11/15/41	161,000,000	112,655,976
2% 2/15/50	95,816,900	61,356,501
2% 8/15/51	85,854,000	54,507,229
2.25% 5/15/41	100,627,000	74,145,590
2.25% 8/15/46	4,263,000	2,936,474
2.25% 8/15/49	70,459,000	47,931,386
2.25% 2/15/52	114,400,000	77,175,313
2.375% 2/15/42	73,700,000	54,791,226
2.375% 11/15/49	87,745,000	61,363,232
2.375% 5/15/51	160,647,000	111,655,940
2.5% 2/15/45	7,714,000	5,664,667
2.5% 2/15/46	23,223,000	16,883,847
2.5% 5/15/46	41,712,000	30,288,452
2.75% 8/15/42	20,787,000	16,345,403
2.75% 11/15/42	30,225,000	23,698,289
2.75% 8/15/47	21,492,000	16,289,425
2.75% 11/15/47	2,325,000	1,760,461
2.875% 5/15/43	79,168,000	63,059,168
2.875% 8/15/45	72,287,500	56,562,145
2.875% 11/15/46	72,529,000	56,416,796
2.875% 5/15/49	103,640,000	80,333,146
2.875% 5/15/52	96,900,000	75,222,410
3% 5/15/42	40,201,000	32,975,813
3% 11/15/44	45,937,000	36,952,369
3% 5/15/45	57,614,000	46,167,718
3% 11/15/45	57,132,000	45,643,112
3% 2/15/47	39,540,000	31,432,756
3% 5/15/47	11,507,000	9,144,919
3% 2/15/48	85,947,000	68,223,788
3% 8/15/48	93,441,000	74,150,544
3% 2/15/49	111,284,000	88,336,022
3% 8/15/52	95,650,000	76,224,830
3.125% 11/15/41	64,820,000	54,684,279
3.125% 2/15/42	127,856,000	107,438,995
3.125% 2/15/43	47,347,000	39,327,602
3.125% 8/15/44	6,484,300	5,335,363
3.125% 5/15/48	88,953,000	72,246,515
3.25% 5/15/42	70,450,000	60,160,447
3.375% 8/15/42	45,700,000	39,657,246
3.375% 5/15/44	12,779,300	10,958,250
3.375% 11/15/48	49,944,000	42,444,596
3.5% 2/15/39	681,000	625,961
3.625% 8/15/43	119,853,000	107,123,300
3.625% 2/15/44	67,975,000	60,635,824
3.625% 2/15/53	64,600,000	58,200,563
3.625% 5/15/53	111,100,000	100,198,313
3.75% 8/15/41	84,031,000	77,840,278
3.75% 11/15/43	80,368,000	73,106,626
3.875% 8/15/40	19,822,000	18,816,188
3.875% 2/15/43	7,850,000	7,304,180
4% 11/15/42	9,900,000	9,393,012
4% 11/15/52	79,100,000	76,322,230
4.125% 8/15/53	35,950,000	35,466,922
4.25% 5/15/39	10,481,000	10,510,478
4.25% 11/15/40	37,399,000	37,245,606
4.375% 11/15/39	22,043,000	22,344,369
4.375% 5/15/40	23,064,000	23,343,291
4.375% 5/15/41	38,303,000	38,594,761
4.5% 2/15/36	18,065,000	18,876,514
4.5% 5/15/38	460,000	476,280
4.5% 8/15/39	3,983,000	4,105,291
4.625% 2/15/40	15,872,000	16,577,560
4.75% 2/15/37	17,878,000	19,088,955
4.75% 2/15/41	33,921,000	35,837,007
5% 5/15/37	10,719,000	11,717,626
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,581,743,454)		3,650,675,535

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (b) (Cost $36,975,832)	36,968,438	36,975,832

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $4,618,719,286)	3,687,651,367
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(4,971,281)
NET ASSETS - 100.0%	3,682,680,086

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	30,440,344	382,491,498	375,956,010	381,382	-	-	36,975,832	0.1%
Fidelity Securities Lending Cash Central Fund 5.44%	-	51,251,838	51,251,838	1,590	-	-	-	0.0%
Total	30,440,344	433,743,336	427,207,848	382,972	-	-	36,975,832

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	3,650,675,535	-	3,650,675,535	-

Money Market Funds	36,975,832	36,975,832	-	-
Total Investments in Securities:	3,687,651,367	36,975,832	3,650,675,535	-
Fidelity® Long-Term Treasury Bond Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		August 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $4,581,743,454)	$3,650,675,535
Fidelity Central Funds (cost $36,975,832)	36,975,832

Total Investment in Securities (cost $4,618,719,286)		$3,687,651,367
Receivable for investments sold		22,174,623
Receivable for fund shares sold		4,725,797
Interest receivable		21,719,325
Distributions receivable from Fidelity Central Funds		116,914
Total assets		3,736,388,026
Liabilities
Payable for investments purchased	$51,189,931
Payable for fund shares redeemed	1,805,712
Distributions payable	621,640
Accrued management fee	90,657
Total Liabilities		53,707,940
Net Assets		$3,682,680,086
Net Assets consist of:
Paid in capital		$4,884,128,895
Total accumulated earnings (loss)		(1,201,448,809)
Net Assets		$3,682,680,086
Net Asset Value, offering price and redemption price per share ($3,682,680,086 ÷ 373,583,124 shares)		$9.86

Statement of Operations
		Six months ended August 31, 2023 (Unaudited)
Investment Income
Interest		$58,629,257
Income from Fidelity Central Funds (including $1,590 from security lending)		382,972
Total Income		59,012,229
Expenses
Management fee	$520,100
Independent trustees' fees and expenses	5,600
Total expenses before reductions	525,700
Expense reductions	(259)
Total expenses after reductions		525,441
Net Investment income (loss)		58,486,788
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(49,854,465)
Total net realized gain (loss)		(49,854,465)
Change in net unrealized appreciation (depreciation) on investment securities		(118,215,855)
Net gain (loss)		(168,070,320)
Net increase (decrease) in net assets resulting from operations		$(109,583,532)
Statement of Changes in Net Assets

	Six months ended August 31, 2023 (Unaudited)	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$58,486,788	$92,144,080
Net realized gain (loss)	(49,854,465)	(214,222,439)
Change in net unrealized appreciation (depreciation)	(118,215,855)	(820,112,215)
Net increase (decrease) in net assets resulting from operations	(109,583,532)	(942,190,574)
Distributions to shareholders	(54,519,915)	(88,406,732)

Share transactions
Proceeds from sales of shares	1,036,109,864	1,586,555,265
Reinvestment of distributions	51,554,489	83,448,932
Cost of shares redeemed	(444,168,285)	(1,294,379,641)

Net increase (decrease) in net assets resulting from share transactions	643,496,068	375,624,556
Total increase (decrease) in net assets	479,392,621	(654,972,750)

Net Assets
Beginning of period	3,203,287,465	3,858,260,215
End of period	$3,682,680,086	$3,203,287,465

Other Information
Shares
Sold	100,111,965	142,018,890
Issued in reinvestment of distributions	4,970,282	7,594,098
Redeemed	(42,861,023)	(114,947,506)
Net increase (decrease)	62,221,224	34,665,482

Financial Highlights
Fidelity® Long-Term Treasury Bond Index Fund

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.29	$13.94	$14.49	$16.10	$12.53	$12.42
Income from Investment Operations
Net investment income (loss) B,C	.174	.320	.310	.336	.378	.381
Net realized and unrealized gain (loss)	(.441)	(3.663)	(.448)	(1.296)	3.562	.101
Total from investment operations	(.267)	(3.343)	(.138)	(.960)	3.940	.482
Distributions from net investment income	(.163)	(.307)	(.301)	(.330)	(.370)	(.372)
Distributions from net realized gain	-	-	(.111)	(.320)	-	-
Total distributions	(.163)	(.307)	(.412)	(.650)	(.370)	(.372)
Net asset value, end of period	$9.86	$10.29	$13.94	$14.49	$16.10	$12.53
Total Return D,E	(2.67)%	(24.10)%	(1.02)%	(6.32)%	31.86%	3.94%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.03% H	.03%	.03%	.03%	.03%	.03%
Expenses net of fee waivers, if any	.03% H	.03%	.03%	.03%	.03%	.03%
Expenses net of all reductions	.03% H	.03%	.03%	.03%	.03%	.03%
Net investment income (loss)	3.35% H	2.85%	2.15%	2.04%	2.69%	3.04%
Supplemental Data
Net assets, end of period (000 omitted)	$3,682,680	$3,203,287	$3,858,260	$3,011,856	$2,691,210	$2,366,042
Portfolio turnover rate I	12% H	26%	22%	41%	54%	34%

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended August 31, 2023

1. Organization.
Fidelity Short-Term Treasury Bond Index Fund, Fidelity Intermediate Treasury Bond Index Fund and Fidelity Long-Term Treasury Bond Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2023 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Short-Term Treasury Bond Index Fund	$4,327,455,419	$11,751,200	$(131,471,131)	$(119,719,931)
Fidelity Intermediate Treasury Bond Index Fund	7,985,797,632	3,011,175	(457,961,089)	(454,949,914)
Fidelity Long-Term Treasury Bond Index Fund	4,642,925,567	2,670,134	(957,944,334)	(955,274,200)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity Short-Term Treasury Bond Index Fund	$(34,962,145)	$(50,963,438)	$(85,925,583)
Fidelity Intermediate Treasury Bond Index Fund	(46,165,634)	(145,012,924)	(191,178,558)
Fidelity Long-Term Treasury Bond Index Fund	(35,021,005)	(163,246,327)	(198,267,332)

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .03% of each Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.

5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Short-Term Treasury Bond Index Fund	$2,049	$-	$-
Fidelity Intermediate Treasury Bond Index Fund	$3,510	$-	$-
Fidelity Long-Term Treasury Bond Index Fund	$167	$-	$-

7. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Short-Term Treasury Bond Index Fund	$32
Fidelity Intermediate Treasury Bond Index Fund	6
Fidelity Long-Term Treasury Bond Index Fund	259

8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity Core Income Fund	Fidelity Multi-Asset Index Fund
Fidelity Intermediate Treasury Bond Index Fund	25%	-
Fidelity Long-Term Treasury Bond Index Fund	-	10%
Fidelity Short-Term Treasury Bond Index Fund	24%	-

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity Long-Term Treasury Bond Index Fund	24%

9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2023 to August 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During Period- C March 1, 2023 to August 31, 2023

Fidelity® Short-Term Treasury Bond Index Fund	.03%
Actual		$ 1,000	$ 1,016.40	$ .15
Hypothetical-B		$ 1,000	$ 1,024.99	$ .15

Fidelity® Intermediate Treasury Bond Index Fund	.03%
Actual		$ 1,000	$ 1,007.70	$ .15
Hypothetical-B		$ 1,000	$ 1,024.99	$ .15

Fidelity® Long-Term Treasury Bond Index Fund	.03%
Actual		$ 1,000	$ 973.30	$ .15
Hypothetical-B		$ 1,000	$ 1,024.99	$ .15

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

1.9885079.105
LBX-I-SANN-1023
Fidelity® SAI U.S. Treasury Bond Index Fund

Semi-Annual Report
August 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary August 31, 2023 (Unaudited)
Coupon Distribution (% of Fund's Investments)

0.01 - 0.99%	19.7
1 - 1.99%	28.6
2 - 2.99%	24.4
3 - 3.99%	15.0
4 - 4.99%	6.8
5 - 5.99%	1.1
6 - 6.99%	3.7
7 - 7.99%	0.1
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Asset Allocation (% of Fund's net assets)

Schedule of Investments August 31, 2023 (Unaudited)

Showing Percentage of Net Assets
U.S. Government and Government Agency Obligations - 99.5%
	Principal Amount (a)	Value ($)
U.S. Treasury Obligations - 99.5%
U.S. Treasury Bonds:
1.125% 5/15/40	37,584,000	23,277,122
1.125% 8/15/40	140,737,000	86,404,821
1.25% 5/15/50	27,772,000	14,516,294
1.375% 11/15/40	98,334,300	62,776,464
1.375% 8/15/50	79,970,000	43,224,410
1.625% 11/15/50	21,637,500	12,515,941
1.75% 8/15/41	194,327,000	130,571,044
1.875% 2/15/41	14,329,000	9,944,102
1.875% 2/15/51	108,131,000	66,707,534
1.875% 11/15/51	90,363,000	55,523,827
2% 11/15/41	95,700,000	66,963,832
2% 2/15/50	109,278,000	69,976,338
2% 8/15/51	125,145,000	79,452,409
2.25% 5/15/41	75,633,000	55,729,113
2.25% 8/15/46	11,800,000	8,128,172
2.25% 8/15/49	71,080,000	48,353,836
2.25% 2/15/52	138,800,000	93,635,782
2.375% 2/15/42	113,500,000	84,379,975
2.375% 11/15/49	45,460,000	31,791,812
2.375% 5/15/51	144,737,000	100,597,868
2.5% 2/15/45	4,601,000	3,378,680
2.5% 2/15/46	36,723,000	26,698,769
2.5% 5/15/46	21,383,000	15,526,898
2.75% 8/15/42	43,638,000	34,313,787
2.75% 11/15/42	32,626,000	25,580,823
2.75% 8/15/47	12,031,000	9,118,652
2.75% 11/15/47	318,000	240,786
2.875% 5/15/43	56,884,000	45,309,439
2.875% 8/15/45	64,254,000	50,276,245
2.875% 11/15/46	12,089,000	9,403,448
2.875% 5/15/49	11,811,000	9,154,909
2.875% 5/15/52	60,400,000	46,887,859
3% 5/15/42	31,038,000	25,459,647
3% 11/15/44	29,700,000	23,891,098
3% 5/15/45	39,700,000	31,812,726
3% 11/15/45	79,600,000	63,592,938
3% 2/15/47	77,389,000	61,521,232
3% 5/15/47	82,292,000	65,399,638
3% 2/15/48	39,359,000	31,242,744
3% 8/15/48	104,508,000	82,932,814
3% 2/15/49	116,111,000	92,167,642
3% 8/15/52	93,700,000	74,670,847
3.125% 11/15/41	63,264,000	53,371,586
3.125% 2/15/42	11,800,000	9,915,688
3.125% 2/15/43	24,101,000	20,018,893
3.125% 5/15/48	115,704,500	93,973,749
3.25% 5/15/42	64,100,000	54,737,894
3.375% 8/15/42	24,200,000	21,000,117
3.375% 5/15/44	16,600,000	14,234,500
3.375% 11/15/48	32,191,300	27,357,575
3.5% 2/15/39	315,000	289,542
3.625% 8/15/43	40,901,000	36,556,866
3.625% 2/15/44	38,656,000	34,482,360
3.625% 2/15/53	37,800,000	34,055,438
3.625% 5/15/53	81,600,000	73,593,000
3.75% 8/15/41	8,145,000	7,544,943
3.75% 11/15/43	12,484,000	11,356,051
3.875% 8/15/40	2,574,000	2,443,390
3.875% 2/15/43	57,200,000	53,222,813
4% 11/15/42	77,400,000	73,436,273
4% 11/15/52	130,600,000	126,013,695
4.125% 8/15/53	38,500,000	37,982,656
4.25% 5/15/39	28,898,000	28,979,276
4.25% 11/15/40	19,380,000	19,300,512
4.375% 2/15/38	6,284,000	6,433,245
4.375% 11/15/39	4,140,000	4,196,602
4.375% 5/15/41	35,617,000	35,888,301
4.5% 2/15/36	24,732,200	25,843,217
4.5% 8/15/39	3,831,000	3,948,624
4.625% 2/15/40	4,405,000	4,600,816
4.75% 2/15/37	13,000	13,881
4.75% 2/15/41	41,200,000	43,527,156
5% 5/15/37	1,967,000	2,150,254
5.25% 11/15/28	31,601,000	32,998,357
5.25% 2/15/29	10,374,000	10,859,066
5.375% 2/15/31	42,262,000	45,525,749
5.5% 8/15/28	66,565,000	70,109,066
6% 2/15/26	3,771,000	3,882,362
6.125% 11/15/27	139,604,000	149,087,256
6.125% 8/15/29	47,344,000	51,948,944
6.25% 5/15/30	201,878,000	225,645,975
6.375% 8/15/27	33,400,000	35,777,141
6.5% 11/15/26	39,000	41,297
6.625% 2/15/27	24,450,000	26,129,027
6.75% 8/15/26	56,623,000	60,035,863
6.875% 8/15/25	91,000	94,373
7.5% 11/15/24	67,000	68,808
7.625% 2/15/25 (b)	20,938,000	21,668,376
U.S. Treasury Notes:
0.125% 9/15/23	56,000	55,887
0.125% 10/15/23	6,857,000	6,813,072
0.125% 1/15/24	63,000	61,794
0.125% 2/15/24	14,041,000	13,710,269
0.25% 11/15/23	72,000	71,241
0.25% 3/15/24	7,837,000	7,624,850
0.25% 5/15/24	15,780,000	15,215,988
0.25% 5/31/25	99,744,000	91,912,538
0.25% 6/30/25 (b)	115,476,400	106,121,008
0.25% 7/31/25	187,626,000	171,875,677
0.25% 8/31/25	124,344,000	113,531,901
0.25% 9/30/25	150,380,000	137,010,278
0.25% 10/31/25	127,321,300	115,588,841
0.375% 4/15/24	49,000	47,486
0.375% 7/15/24	31,538,000	30,198,867
0.375% 9/15/24	94,577,000	89,859,233
0.375% 4/30/25	11,267,000	10,440,900
0.375% 11/30/25	32,600,000	29,589,594
0.375% 12/31/25	86,183,100	78,089,968
0.375% 1/31/26	13,705,000	12,369,298
0.375% 7/31/27	141,814,000	121,550,110
0.375% 9/30/27	124,126,000	105,807,718
0.5% 3/31/25	97,681,000	90,988,326
0.5% 2/28/26	58,511,000	52,829,033
0.5% 4/30/27	30,144,000	26,187,600
0.5% 5/31/27	38,920,000	33,714,450
0.5% 6/30/27	38,381,000	33,165,082
0.5% 8/31/27	76,109,000	65,394,280
0.625% 10/15/24	114,674,000	108,891,026
0.625% 7/31/26	129,205,000	115,542,580
0.625% 3/31/27	17,704,000	15,495,149
0.625% 11/30/27	77,400,700	66,328,771
0.625% 12/31/27	57,239,900	48,933,407
0.625% 5/15/30	245,327,000	194,622,892
0.625% 8/15/30	182,194,900	143,556,771
0.75% 3/31/26	157,216,000	142,685,802
0.75% 4/30/26	79,288,000	71,706,085
0.75% 5/31/26	144,299,000	130,139,661
0.75% 8/31/26	57,499,000	51,477,328
0.75% 1/31/28	154,028,000	132,109,093
0.875% 6/30/26	55,301,000	49,989,080
0.875% 9/30/26	3,677,000	3,299,677
0.875% 11/15/30	144,580,900	115,732,492
1% 12/15/24	168,400,000	159,644,515
1% 7/31/28	142,409,000	121,870,952
1.125% 1/15/25	38,000,000	35,982,734
1.125% 2/28/25	143,825,900	135,662,657
1.125% 10/31/26	114,815,000	103,503,929
1.125% 2/28/27	89,038,000	79,605,537
1.125% 2/29/28	50,970,000	44,373,765
1.125% 8/31/28	142,807,000	122,741,501
1.125% 2/15/31	107,598,000	87,419,172
1.25% 11/30/26	76,047,000	68,682,917
1.25% 12/31/26	85,700,000	77,290,688
1.25% 3/31/28	102,808,000	89,848,569
1.25% 4/30/28	120,599,000	105,175,519
1.25% 5/31/28	196,074,000	170,683,948
1.25% 6/30/28	159,735,000	138,782,260
1.25% 9/30/28	131,538,000	113,518,321
1.25% 8/15/31	211,866,000	171,081,795
1.375% 9/30/23	6,179,000	6,159,062
1.375% 8/31/26	132,600,000	120,976,781
1.375% 10/31/28	9,200,000	7,974,891
1.375% 12/31/28	26,100,000	22,544,894
1.375% 11/15/31	85,946,000	69,653,190
1.5% 2/29/24	200,000	196,188
1.5% 9/30/24	106,723,000	102,470,755
1.5% 10/31/24	111,515,000	106,806,105
1.5% 2/15/25	47,500,000	45,099,023
1.5% 8/15/26	102,770,000	94,199,142
1.5% 1/31/27	129,900,000	117,828,433
1.5% 11/30/28	78,300,000	68,203,582
1.5% 2/15/30	53,393,000	45,294,366
1.625% 2/15/26	29,244,000	27,183,212
1.625% 5/15/26	35,738,000	33,049,274
1.625% 9/30/26	55,500,000	50,971,113
1.625% 10/31/26	87,777,000	80,384,531
1.625% 11/30/26	9,625,000	8,800,107
1.625% 8/15/29	116,062,000	100,511,505
1.625% 5/15/31	175,793,000	147,247,239
1.75% 6/30/24	12,865,800	12,487,867
1.75% 12/31/24	90,883,000	86,885,568
1.75% 3/15/25	127,700,000	121,432,586
1.75% 12/31/26	39,400,000	36,115,640
1.75% 1/31/29	99,200,000	87,226,251
1.75% 11/15/29	55,407,000	48,182,447
1.875% 8/31/24	1,000	966
1.875% 6/30/26	46,405,000	43,158,463
1.875% 7/31/26	63,142,000	58,571,605
1.875% 2/28/27	99,400,000	91,187,851
1.875% 2/28/29	2,900,000	2,564,348
1.875% 2/15/32	141,000,000	118,484,528
2% 4/30/24	2,462,000	2,407,663
2% 5/31/24	43,408,000	42,317,713
2% 6/30/24	12,775,000	12,424,186
2% 2/15/25	6,597,000	6,310,443
2% 8/15/25	54,627,000	51,712,137
2% 11/15/26	54,650,000	50,593,945
2.125% 11/30/23	2,629,000	2,607,639
2.125% 7/31/24	12,095,000	11,742,072
2.125% 9/30/24	30,004,000	28,993,709
2.125% 11/30/24	124,946,000	120,265,405
2.125% 5/15/25	5,400,000	5,147,930
2.125% 5/31/26	37,900,000	35,514,965
2.25% 12/31/23	29,000	28,700
2.25% 1/31/24	60,000	59,222
2.25% 4/30/24	1,000	979
2.25% 10/31/24	27,138,000	26,215,732
2.25% 11/15/24	10,322,000	9,960,327
2.25% 12/31/24	6,055,000	5,827,228
2.25% 11/15/25	54,523,000	51,654,153
2.25% 3/31/26	13,873,000	13,080,180
2.25% 2/15/27	44,880,000	41,733,141
2.25% 8/15/27	28,284,000	26,115,192
2.25% 11/15/27	43,000,000	39,541,523
2.375% 8/15/24	11,698,000	11,367,623
2.375% 4/30/26	44,609,000	42,131,109
2.375% 5/15/27	7,901,000	7,352,868
2.375% 3/31/29	10,000,000	9,069,141
2.375% 5/15/29	124,499,000	112,768,860
2.5% 4/30/24	14,100,000	13,833,973
2.5% 5/15/24	16,226,000	15,895,142
2.5% 5/31/24	25,000,000	24,462,891
2.5% 1/31/25	5,697,000	5,492,042
2.5% 2/28/26	2,000	1,899
2.625% 3/31/25	16,295,000	15,694,122
2.625% 4/15/25	118,500,000	114,065,507
2.625% 12/31/25	83,200,000	79,374,750
2.625% 1/31/26	28,504,000	27,160,081
2.625% 5/31/27	123,900,000	116,301,446
2.625% 2/15/29	76,744,000	70,652,445
2.625% 7/31/29	55,000,000	50,372,266
2.75% 11/15/23	59,000	58,675
2.75% 2/28/25	66,280,000	64,045,639
2.75% 5/15/25	11,800,000	11,369,945
2.75% 6/30/25	182,760,000	175,820,831
2.75% 8/31/25	28,037,000	26,913,330
2.75% 4/30/27	152,400,000	143,845,360
2.75% 7/31/27	30,200,000	28,429,289
2.75% 2/15/28	86,418,200	80,963,051
2.75% 5/31/29	53,900,000	49,790,125
2.75% 8/15/32	111,000,000	99,635,508
2.875% 4/30/25	80,986,000	78,224,251
2.875% 5/31/25	5,889,000	5,681,965
2.875% 6/15/25	84,100,000	81,120,363
2.875% 7/31/25	125,197,000	120,585,251
2.875% 11/30/25	93,000,000	89,301,797
2.875% 5/15/28	73,985,000	69,531,450
2.875% 8/15/28	92,876,000	87,078,505
2.875% 4/30/29	74,400,000	69,247,219
2.875% 5/15/32	180,800,000	164,309,062
3% 7/15/25	28,400,000	27,430,406
3% 9/30/25	82,060,000	79,098,147
3% 10/31/25	72,984,000	70,304,119
3.125% 8/15/25	31,000,000	29,991,289
3.125% 8/31/27	9,600,000	9,160,500
3.125% 11/15/28	26,503,000	25,093,993
3.125% 8/31/29	33,800,000	31,812,930
3.25% 6/30/27	46,500,000	44,640,000
3.25% 6/30/29	61,300,000	58,134,430
3.375% 5/15/33	103,200,000	97,217,625
3.5% 1/31/28	30,900,000	29,880,059
3.5% 1/31/30	73,500,000	70,505,449
3.5% 2/15/33	195,600,000	186,278,438
3.625% 3/31/28	128,600,000	125,013,266
3.875% 1/15/26	34,100,000	33,455,297
3.875% 11/30/27	6,500,000	6,380,664
3.875% 12/31/27	35,600,000	34,940,873
3.875% 9/30/29	4,900,000	4,801,809
3.875% 11/30/29	32,200,000	31,554,742
3.875% 12/31/29	91,300,000	89,463,301
3.875% 8/15/33	59,500,000	58,440,156
4% 12/15/25	53,800,000	52,929,953
4% 6/30/28	75,600,000	74,696,344
4% 10/31/29	33,100,000	32,656,512
4% 2/28/30	28,500,000	28,137,070
4.125% 9/30/27	94,400,000	93,526,063
4.125% 11/15/32	155,600,000	155,527,063
4.25% 12/31/24	56,200,000	55,512,867
4.25% 10/15/25	7,500,000	7,415,918
4.5% 11/15/25	13,300,000	13,218,953
4.625% 6/30/25	94,800,000	94,274,156

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $16,351,123,209)		14,903,142,642

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (c)	17,565,202	17,568,715
Fidelity Securities Lending Cash Central Fund 5.44% (c)(d)	92,072,980	92,082,188
TOTAL MONEY MARKET FUNDS (Cost $109,650,903)		109,650,903

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $16,460,774,112)	15,012,793,545
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(31,565,625)
NET ASSETS - 100.0%	14,981,227,920

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	58,458,024	757,852,481	798,741,790	720,083	-	-	17,568,715	0.0%
Fidelity Securities Lending Cash Central Fund 5.44%	104,033,885	686,265,420	698,217,117	42,218	-	-	92,082,188	0.3%
Total	162,491,909	1,444,117,901	1,496,958,907	762,301	-	-	109,650,903

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	14,903,142,642	-	14,903,142,642	-

Money Market Funds	109,650,903	109,650,903	-	-
Total Investments in Securities:	15,012,793,545	109,650,903	14,903,142,642	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		August 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $90,070,691) - See accompanying schedule:
Unaffiliated issuers (cost $16,351,123,209)	$14,903,142,642
Fidelity Central Funds (cost $109,650,903)	109,650,903

Total Investment in Securities (cost $16,460,774,112)		$15,012,793,545
Receivable for investments sold		320,401,709
Receivable for fund shares sold		5,825,691
Interest receivable		68,650,852
Distributions receivable from Fidelity Central Funds		100,971
Prepaid expenses		22,455
Receivable from investment adviser for expense reductions		179,981
Total assets		15,407,975,204
Liabilities
Payable for investments purchased	$322,380,786
Payable for fund shares redeemed	7,679,468
Distributions payable	3,841,239
Accrued management fee	494,170
Other payables and accrued expenses	269,433
Collateral on securities loaned	92,082,188
Total Liabilities		426,747,284
Net Assets		$14,981,227,920
Net Assets consist of:
Paid in capital		$17,023,966,532
Total accumulated earnings (loss)		(2,042,738,612)
Net Assets		$14,981,227,920
Net Asset Value, offering price and redemption price per share ($14,981,227,920 ÷ 1,738,350,818 shares)		$8.62

Statement of Operations
		Six months ended August 31, 2023 (Unaudited)
Investment Income
Interest		$206,300,594
Income from Fidelity Central Funds (including $42,218 from security lending)		762,301
Total Income		207,062,895
Expenses
Management fee	$2,915,682
Custodian fees and expenses	61,433
Independent trustees' fees and expenses	23,336
Registration fees	299,774
Audit	29,312
Legal	4,261
Miscellaneous	44,768
Total expenses before reductions	3,378,566
Expense reductions	(1,149,023)
Total expenses after reductions		2,229,543
Net Investment income (loss)		204,833,352
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(47,511,382)
Total net realized gain (loss)		(47,511,382)
Change in net unrealized appreciation (depreciation) on investment securities		(96,649,654)
Net gain (loss)		(144,161,036)
Net increase (decrease) in net assets resulting from operations		$60,672,316
Statement of Changes in Net Assets

	Six months ended August 31, 2023 (Unaudited)	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$204,833,352	$263,915,621
Net realized gain (loss)	(47,511,382)	(563,513,094)
Change in net unrealized appreciation (depreciation)	(96,649,654)	(1,059,635,332)
Net increase (decrease) in net assets resulting from operations	60,672,316	(1,359,232,805)
Distributions to shareholders	(150,515,128)	(209,327,205)

Share transactions
Proceeds from sales of shares	3,960,218,751	13,241,194,566
Reinvestment of distributions	129,922,752	182,738,336
Cost of shares redeemed	(2,476,251,516)	(9,625,546,014)

Net increase (decrease) in net assets resulting from share transactions	1,613,889,987	3,798,386,888
Total increase (decrease) in net assets	1,524,047,175	2,229,826,878

Net Assets
Beginning of period	13,457,180,745	11,227,353,867
End of period	$14,981,227,920	$13,457,180,745

Other Information
Shares
Sold	450,776,086	1,470,547,195
Issued in reinvestment of distributions	14,821,204	20,547,113
Redeemed	(281,915,644)	(1,083,249,754)
Net increase (decrease)	183,681,646	407,844,554

Financial Highlights
Fidelity® SAI U.S. Treasury Bond Index Fund

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$8.66	$9.79	$10.10	$10.60	$9.65	$9.55
Income from Investment Operations
Net investment income (loss) B,C	.123	.184	.106	.168	.229	.233
Net realized and unrealized gain (loss)	(.073)	(1.170)	(.316)	(.191)	.937	.072
Total from investment operations	.050	(.986)	(.210)	(.023)	1.166	.305
Distributions from net investment income	(.090)	(.144)	(.098)	(.175)	(.216)	(.205)
Distributions from net realized gain	-	-	(.002)	(.302)	-	-
Total distributions	(.090)	(.144)	(.100)	(.477)	(.216)	(.205)
Net asset value, end of period	$8.62	$8.66	$9.79	$10.10	$10.60	$9.65
Total Return D,E	.57%	(10.10)%	(2.09)%	(.33)%	12.21%	3.23%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.05% H,I	.05%	.05%	.05%	.08%	.15%
Expenses net of fee waivers, if any	.03% I	.03%	.03%	.03%	.03%	.03%
Expenses net of all reductions	.03% I	.03%	.03%	.03%	.03%	.03%
Net investment income (loss)	2.80% I	2.05%	1.06%	1.56%	2.27%	2.45%
Supplemental Data
Net assets, end of period (000 omitted)	$14,981,228	$13,457,181	$11,227,354	$9,575,368	$9,284,624	$2,897,538
Portfolio turnover rate J	20% I	60%	45%	167%	23%	73%

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended August 31, 2023

1. Organization.
Fidelity SAI U.S. Treasury Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,213,587
Gross unrealized depreciation	(1,367,577,233)
Net unrealized appreciation (depreciation)	$(1,360,363,646)
Tax cost	$16,373,157,191

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(323,894,925)
Long-term	(316,088,692)
Total capital loss carryforward	$(639,983,617)
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .04% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI U.S. Treasury Bond Index Fund	$13,136

6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI U.S. Treasury Bond Index Fund	$5,193	$ -	$-

7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .03% of average net assets. This reimbursement will remain in place through June 30, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $1,148,833.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $190.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Core Income Fund	Strategic Advisers Fidelity Core Income Fund
Fidelity SAI U.S. Treasury Bond Index Fund	15%	43%
Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI U.S. Treasury Bond Index Fund	58%

9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2023 to August 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During Period- C March 1, 2023 to August 31, 2023

Fidelity® SAI U.S. Treasury Bond Index Fund	.03%
Actual		$ 1,000	$ 1,005.70	$ .15
Hypothetical-B		$ 1,000	$ 1,024.99	$ .15

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

1.9872607.107
UYB-SANN-1023
Fidelity® SAI Long-Term Treasury Bond Index Fund

Semi-Annual Report
August 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary August 31, 2023 (Unaudited)
Coupon Distribution (% of Fund's Investments)

1 - 1.99%	16.3
2 - 2.99%	39.9
3 - 3.99%	35.1
4 - 4.99%	7.6
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Asset Allocation (% of Fund's net assets)

Schedule of Investments August 31, 2023 (Unaudited)

Showing Percentage of Net Assets
U.S. Government and Government Agency Obligations - 99.3%
	Principal Amount (a)	Value ($)
U.S. Treasury Obligations - 99.3%
U.S. Treasury Bonds:
1.25% 5/15/50	160,653,000	83,972,570
1.375% 8/15/50	185,848,000	100,452,295
1.625% 11/15/50	153,442,000	88,756,607
1.875% 2/15/51	262,813,000	162,133,035
1.875% 11/15/51	211,300,000	129,833,944
2% 2/15/50	169,443,800	108,503,602
2% 8/15/51	223,188,000	141,698,225
2.25% 8/15/46	113,154,000	77,943,657
2.25% 8/15/49	94,513,000	64,294,684
2.25% 2/15/52	194,700,000	131,346,446
2.375% 11/15/49	58,325,000	40,788,769
2.375% 5/15/51	199,070,000	138,361,426
2.5% 2/15/45	98,179,700	72,096,882
2.5% 2/15/46	108,485,000	78,871,985
2.5% 5/15/46	56,200,000	40,808,664
2.75% 8/15/42	3,500	2,752
2.75% 11/15/42	6,319,100	4,954,569
2.75% 8/15/47	94,057,000	71,288,593
2.75% 11/15/47	70,354,000	53,271,169
2.875% 5/15/43	9,120,200	7,264,453
2.875% 8/15/45	88,859,100	69,528,775
2.875% 11/15/46	36,996,000	28,777,396
2.875% 5/15/49	154,018,000	119,381,999
2.875% 5/15/52	172,600,000	133,987,492
3% 5/15/42	70,700	57,993
3% 11/15/44	800	644
3% 5/15/45	36,846,800	29,526,377
3% 11/15/45	70,806,000	56,567,356
3% 2/15/47	91,646,000	72,854,990
3% 5/15/47	55,348,000	43,986,526
3% 2/15/48	128,187,000	101,753,438
3% 8/15/48	116,755,000	92,651,478
3% 2/15/49	107,459,000	85,299,779
3% 8/15/52	174,900,000	139,380,269
3.125% 2/15/42	68,100	57,225
3.125% 2/15/43	13,154,600	10,926,540
3.125% 8/15/44	63,564,300	52,301,501
3.125% 5/15/48	152,214,000	123,626,308
3.375% 5/15/44	17,923,800	15,369,659
3.375% 11/15/48	77,547,000	65,902,833
3.625% 8/15/43	2,597,600	2,321,706
3.625% 2/15/44	80,388,500	71,709,054
3.625% 2/15/53	125,200,000	112,797,375
3.625% 5/15/53	88,000,000	79,365,000
3.75% 11/15/43	65,182,100	59,292,796
4% 11/15/52	185,100,000	178,599,808
4.125% 8/15/53	84,700,000	83,561,844
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,169,278,508)		3,426,230,488

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (b) (Cost $37,631,321)	37,623,797	37,631,321

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $4,206,909,829)	3,463,861,809
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(12,268,230)
NET ASSETS - 100.0%	3,451,593,579

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	36,864,367	72,157,505	71,390,551	292,775	-	-	37,631,321	0.1%
Fidelity Securities Lending Cash Central Fund 5.44%	-	78,756,729	78,756,729	2,805	-	-	-	0.0%
Total	36,864,367	150,914,234	150,147,280	295,580	-	-	37,631,321

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	3,426,230,488	-	3,426,230,488	-

Money Market Funds	37,631,321	37,631,321	-	-
Total Investments in Securities:	3,463,861,809	37,631,321	3,426,230,488	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		August 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $4,169,278,508)	$3,426,230,488
Fidelity Central Funds (cost $37,631,321)	37,631,321

Total Investment in Securities (cost $4,206,909,829)		$3,463,861,809
Receivable for investments sold		48,600,133
Receivable for fund shares sold		51,089
Interest receivable		19,258,331
Distributions receivable from Fidelity Central Funds		109,893
Prepaid expenses		5,281
Receivable from investment adviser for expense reductions		31,390
Total assets		3,531,917,926
Liabilities
Payable for investments purchased	$80,035,859
Payable for fund shares redeemed	132,226
Distributions payable	8,967
Accrued management fee	111,347
Other payables and accrued expenses	35,948
Total Liabilities		80,324,347
Net Assets		$3,451,593,579
Net Assets consist of:
Paid in capital		$6,256,537,141
Total accumulated earnings (loss)		(2,804,943,562)
Net Assets		$3,451,593,579
Net Asset Value, offering price and redemption price per share ($3,451,593,579 ÷ 469,161,130 shares)		$7.36

Statement of Operations
		Six months ended August 31, 2023 (Unaudited)
Investment Income
Interest		$61,357,651
Income from Fidelity Central Funds (including $2,805 from security lending)		295,580
Total Income		61,653,231
Expenses
Management fee	$682,363
Custodian fees and expenses	4,031
Independent trustees' fees and expenses	5,579
Registration fees	18,217
Audit	29,429
Legal	1,021
Miscellaneous	16,367
Total expenses before reductions	757,007
Expense reductions	(231,408)
Total expenses after reductions		525,599
Net Investment income (loss)		61,127,632
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(43,744,117)
Total net realized gain (loss)		(43,744,117)
Change in net unrealized appreciation (depreciation) on investment securities		(132,062,178)
Net gain (loss)		(175,806,295)
Net increase (decrease) in net assets resulting from operations		$(114,678,663)
Statement of Changes in Net Assets

	Six months ended August 31, 2023 (Unaudited)	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$61,127,632	$141,418,609
Net realized gain (loss)	(43,744,117)	(1,997,160,741)
Change in net unrealized appreciation (depreciation)	(132,062,178)	(377,370,992)
Net increase (decrease) in net assets resulting from operations	(114,678,663)	(2,233,113,124)
Distributions to shareholders	(54,896,856)	(133,766,281)

Share transactions
Proceeds from sales of shares	357,360,956	4,729,413,945
Reinvestment of distributions	54,844,540	133,514,177
Cost of shares redeemed	(29,886,832)	(6,343,836,524)

Net increase (decrease) in net assets resulting from share transactions	382,318,664	(1,480,908,402)
Total increase (decrease) in net assets	212,743,145	(3,847,787,807)

Net Assets
Beginning of period	3,238,850,434	7,086,638,241
End of period	$3,451,593,579	$3,238,850,434

Other Information
Shares
Sold	46,990,452	534,586,650
Issued in reinvestment of distributions	7,044,352	16,005,056
Redeemed	(3,778,206)	(793,669,358)
Net increase (decrease)	50,256,598	(243,077,652)

Financial Highlights
Fidelity® SAI Long-Term Treasury Bond Index Fund

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$7.73	$10.71	$11.04	$12.59	$9.72	$9.59
Income from Investment Operations
Net investment income (loss) B,C	.139	.243	.219	.227	.251	.292
Net realized and unrealized gain (loss)	(.384)	(2.991)	(.309)	(.965)	2.876	.123
Total from investment operations	(.245)	(2.748)	(.090)	(.738)	3.127	.415
Distributions from net investment income	(.125)	(.232)	(.213)	(.226)	(.257)	(.285)
Distributions from net realized gain	-	-	(.027)	(.586)	-	-
Total distributions	(.125)	(.232)	(.240)	(.812)	(.257)	(.285)
Net asset value, end of period	$7.36	$7.73	$10.71	$11.04	$12.59	$9.72
Total Return D,E	(3.25)%	(25.78)%	(.85)%	(6.39)%	32.55%	4.38%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.04% H,I	.04%	.08%	.05%	.08%	.20%
Expenses net of fee waivers, if any	.03% I	.03%	.03%	.03%	.03%	.03%
Expenses net of all reductions	.03% I	.03%	.03%	.03%	.03%	.03%
Net investment income (loss)	3.56% I	2.85%	1.97%	1.77%	2.21%	2.99%
Supplemental Data
Net assets, end of period (000 omitted)	$3,451,594	$3,238,850	$7,086,638	$1,174,635	$1,055,440	$60,238
Portfolio turnover rate J	16% I	107%	62%	47%	18%	57%

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended August 31, 2023

1. Organization.
Fidelity SAI Long-Term Treasury Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,029,361
Gross unrealized depreciation	(753,044,336)
Net unrealized appreciation (depreciation)	$(751,014,975)
Tax cost	$4,214,876,784

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(820,146,040)
Long-term	(1,185,486,530)
Total capital loss carryforward	$(2,005,632,570)

Due to large redemptions in the prior period, approximately $1,384,557,433 of the Fund's realized capital losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $75,457,734 of those capital losses per year to offset capital gains. Additionally, the Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those losses are realized and the limitation prevents the Fund from using any of those losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .04% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI Long-Term Treasury Bond Index Fund	$3,185

6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI Long-Term Treasury Bond Index Fund	$293	$-	$-

7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .03% of average net assets. This reimbursement will remain in place through June 30, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

During the period this reimbursement reduced the Fund's expenses by $231,408.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Core Income Fund	Strategic Advisers Fidelity Core Income Fund
Fidelity SAI Long-Term Treasury Bond Index Fund	13%	82%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI Long-Term Treasury Bond Index Fund	95%

9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2023 to August 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During Period- C March 1, 2023 to August 31, 2023

Fidelity® SAI Long-Term Treasury Bond Index Fund	.03%
Actual		$ 1,000	$ 967.50	$ .15
Hypothetical-B		$ 1,000	$ 1,024.99	$ .15

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

1.9869415.107
SV5-SANN-1023
Fidelity® Series Long-Term Treasury Bond Index Fund

Semi-Annual Report
August 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary August 31, 2023 (Unaudited)
Coupon Distribution (% of Fund's Investments)

1 - 1.99%	14.6
2 - 2.99%	42.1
3 - 3.99%	34.3
4 - 4.99%	6.8
5 - 5.99%	0.9
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Asset Allocation (% of Fund's net assets)

Schedule of Investments August 31, 2023 (Unaudited)

Showing Percentage of Net Assets
U.S. Government and Government Agency Obligations - 99.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Obligations - 99.0%
U.S. Treasury Bonds:
1.125% 5/15/40	229,417,000	142,086,193
1.125% 8/15/40	117,470,000	72,120,156
1.25% 5/15/50	51,868,000	27,111,160
1.375% 11/15/40	1,033,963,000	660,080,366
1.375% 8/15/50	270,328,000	146,114,395
1.625% 11/15/50	200,693,000	116,088,357
1.75% 8/15/41	455,540,000	306,083,731
1.875% 2/15/41	633,606,000	439,712,667
1.875% 2/15/51	637,405,000	393,224,106
1.875% 11/15/51	709,520,000	435,966,778
2% 11/15/41	915,080,000	640,305,781
2% 2/15/50	424,749,000	271,988,685
2% 8/15/51	861,520,000	546,964,238
2.25% 5/15/41	881,582,000	649,581,302
2.25% 8/15/46	172,941,000	119,126,624
2.25% 8/15/49	311,947,000	212,209,259
2.25% 2/15/52	1,376,240,000	928,424,413
2.375% 2/15/42	1,538,360,000	1,143,672,048
2.375% 11/15/49	781,892,000	546,805,177
2.375% 5/15/51	635,974,000	442,026,771
2.5% 2/15/45	707,149,000	519,284,926
2.5% 2/15/46	117,718,000	85,584,665
2.5% 5/15/46	136,970,000	99,458,411
2.75% 8/15/42	252,260,000	198,359,132
2.75% 11/15/42	193,274,000	151,538,896
2.75% 8/15/47	458,264,000	347,331,891
2.75% 11/15/47	137,257,000	103,929,285
2.875% 5/15/43	241,482,000	192,346,073
2.875% 8/15/45	36,432,000	28,506,617
2.875% 11/15/46	25,000	19,446
2.875% 5/15/49	638,599,000	494,989,062
2.875% 5/15/52	237,580,000	184,430,755
3% 5/15/42	119,579,000	98,087,478
3% 11/15/44	172,537,000	138,791,189
3% 5/15/45	158,044,000	126,645,101
3% 11/15/45	362,162,000	289,333,485
3% 2/15/47	489,794,000	389,367,099
3% 5/15/47	210,762,000	167,498,159
3% 2/15/48	595,209,000	472,470,393
3% 8/15/48	90,882,000	72,119,837
3% 2/15/49	1,063,887,000	844,501,862
3% 8/15/52	657,180,000	523,715,982
3.125% 11/15/41	59,163,000	49,911,848
3.125% 2/15/42	154,840,000	130,113,988
3.125% 2/15/43	139,421,000	115,806,568
3.125% 8/15/44	77,966,000	64,151,399
3.125% 5/15/48	307,342,000	249,619,331
3.25% 5/15/42	290,700,000	248,241,902
3.375% 8/15/42	493,460,000	428,211,482
3.375% 5/15/44	122,930,000	105,412,475
3.375% 11/15/48	116,091,000	98,659,211
3.5% 2/15/39	128,034,000	117,686,252
3.625% 8/15/43	352,032,000	314,642,350
3.625% 2/15/44	142,857,000	127,432,908
3.625% 2/15/53	385,980,000	347,743,856
3.625% 5/15/53	790,000,000	712,481,250
3.75% 8/15/41	107,358,000	99,448,734
3.75% 11/15/43	85,269,000	77,564,813
3.875% 2/15/43	10,900,000	10,142,109
3.875% 5/15/43	18,000,000	16,736,368
4% 11/15/42	154,420,000	146,512,007
4% 11/15/52	371,200,000	358,164,499
4.25% 5/15/39	7,357,000	7,377,692
4.25% 11/15/40	47,867,000	47,670,671
4.375% 2/15/38	82,124,000	84,074,445
4.375% 11/15/39	17,280,000	17,516,250
4.375% 5/15/40	196,523,000	198,902,772
4.375% 5/15/41	84,468,000	85,111,409
4.375% 8/15/43	119,870,000	119,551,595
4.5% 2/15/36	104,918,000	109,631,114
4.5% 8/15/39	1,044,000	1,076,054
4.625% 2/15/40	35,743,000	37,331,888
4.75% 2/15/37	35,563,000	37,971,838
4.75% 2/15/41	21,373,000	22,580,241
5% 5/15/37	148,227,000	162,036,429
U.S. Treasury Notes:
2.75% 8/15/32	19,400,000	17,413,773
3.5% 2/15/33	21,640,000	20,608,719

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $23,784,572,675)		18,555,540,191

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (b) (Cost $260,497,013)	260,444,924	260,497,013

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $24,045,069,688)	18,816,037,204
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(70,120,280)
NET ASSETS - 100.0%	18,745,916,924

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	220,005,277	631,652,796	591,161,060	2,949,399	-	-	260,497,013	0.7%
Fidelity Securities Lending Cash Central Fund 5.44%	91,383,143	780,106,674	871,489,817	24,224	-	-	-	0.0%
Total	311,388,420	1,411,759,470	1,462,650,877	2,973,623	-	-	260,497,013

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	18,555,540,191	-	18,555,540,191	-

Money Market Funds	260,497,013	260,497,013	-	-
Total Investments in Securities:	18,816,037,204	260,497,013	18,555,540,191	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		August 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $23,784,572,675)	$18,555,540,191
Fidelity Central Funds (cost $260,497,013)	260,497,013

Total Investment in Securities (cost $24,045,069,688)		$18,816,037,204
Receivable for investments sold		78,379,914
Receivable for fund shares sold		100,789,218
Interest receivable		98,642,550
Distributions receivable from Fidelity Central Funds		809,581
Total assets		19,094,658,467
Liabilities
Payable for investments purchased	$348,089,906
Payable for fund shares redeemed	600,182
Other payables and accrued expenses	51,455
Total Liabilities		348,741,543
Net Assets		$18,745,916,924
Net Assets consist of:
Paid in capital		$24,686,919,477
Total accumulated earnings (loss)		(5,941,002,553)
Net Assets		$18,745,916,924
Net Asset Value, offering price and redemption price per share ($18,745,916,924 ÷ 3,290,748,515 shares)		$5.70

Statement of Operations
		Six months ended August 31, 2023 (Unaudited)
Investment Income
Interest		$299,831,635
Income from Fidelity Central Funds (including $24,224 from security lending)		2,973,623
Total Income		302,805,258
Expenses
Custodian fees and expenses	$77,906
Independent trustees' fees and expenses	29,922
Miscellaneous	83
Total expenses before reductions	107,911
Expense reductions	(47)
Total expenses after reductions		107,864
Net Investment income (loss)		302,697,394
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(274,120,960)
Total net realized gain (loss)		(274,120,960)
Change in net unrealized appreciation (depreciation) on investment securities		(544,061,687)
Net gain (loss)		(818,182,647)
Net increase (decrease) in net assets resulting from operations		$(515,485,253)
Statement of Changes in Net Assets

	Six months ended August 31, 2023 (Unaudited)	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$302,697,394	$475,693,836
Net realized gain (loss)	(274,120,960)	(466,967,551)
Change in net unrealized appreciation (depreciation)	(544,061,687)	(4,409,523,731)
Net increase (decrease) in net assets resulting from operations	(515,485,253)	(4,400,797,446)
Distributions to shareholders	(281,088,582)	(449,770,175)

Share transactions
Proceeds from sales of shares	2,706,837,306	9,182,425,036
Reinvestment of distributions	281,088,582	449,255,711
Cost of shares redeemed	(991,172,950)	(2,364,393,486)

Net increase (decrease) in net assets resulting from share transactions	1,996,752,938	7,267,287,261
Total increase (decrease) in net assets	1,200,179,103	2,416,719,640

Net Assets
Beginning of period	17,545,737,821	15,129,018,181
End of period	$18,745,916,924	$17,545,737,821

Other Information
Shares
Sold	454,433,383	1,373,818,678
Issued in reinvestment of distributions	46,885,894	71,082,578
Redeemed	(164,029,574)	(369,851,700)
Net increase (decrease)	337,289,703	1,075,049,556

Financial Highlights
Fidelity® Series Long-Term Treasury Bond Index Fund

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$5.94	$8.05	$8.33	$10.06	$8.43	$8.36
Income from Investment Operations
Net investment income (loss) B,C	.100	.185	.175	.201	.249	.248
Net realized and unrealized gain (loss)	(.247)	(2.121)	(.253)	(.752)	2.319	.069
Total from investment operations	(.147)	(1.936)	(.078)	(.551)	2.568	.317
Distributions from net investment income	(.093)	(.174)	(.169)	(.199)	(.243)	(.247)
Distributions from net realized gain	-	-	(.033)	(.980)	(.695)	-
Total distributions	(.093)	(.174)	(.202)	(1.179)	(.938)	(.247)
Net asset value, end of period	$5.70	$5.94	$8.05	$8.33	$10.06	$8.43
Total Return D,E	(2.55)%	(24.16)%	(1.01)%	(6.47)%	31.91%	3.84%
Ratios to Average Net Assets C,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	-% I	-%	-%	-%	-%	-%
Expenses net of all reductions H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	3.32% I	2.87%	2.10%	2.03%	2.68%	2.98%
Supplemental Data
Net assets, end of period (000 omitted)	$18,745,917	$17,545,738	$15,129,018	$9,356,431	$7,414,223	$10,466,444
Portfolio turnover rate J	9% I	10%	18%	56%	33% K	23%

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount represents less than .005%.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended August 31, 2023

1. Organization.
Fidelity Series Long-Term Treasury Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales, and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$8,108,614
Gross unrealized depreciation	(5,211,829,632)
Net unrealized appreciation (depreciation)	$(5,203,721,018)
Tax cost	$24,019,758,222

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(130,110,565)
Long-term	(329,978,855)
Total capital loss carryforward	$(460,089,420)
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
5.Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Long-Term Treasury Bond Index Fund	$2,581	-	-
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $47.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2023 to August 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During Period- C March 1, 2023 to August 31, 2023

Fidelity® Series Long-Term Treasury Bond Index Fund	-%-D
Actual		$ 1,000	$ 974.50	$-E
Hypothetical-B		$ 1,000	$ 1,025.14	$-E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

1.9872675.107
XS8-SANN-1023

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 23, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 23, 2023